Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade and Other Receivables

	2021 $m	2020 $m
Trade receivables a	399	309
Other receivables	102	129
Prepayments	73	76
	574	514

Summary of Ageing of Trade and Other Receivables

	2021			2020
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	249	(2)	247	153	(1)	152
Past due 1 to 30 days	66	(5)	61	59	(2)	57
Past due 31 to 90 days	52	(7)	45	61	(6)	55
Past due 91 to 180 days	36	(9)	27	40	(7)	33
Past due 181 to 360 days	38	(21)	17	74	(62)	12
Past due more than 361 days	91	(89)	2	n/a	n/a	n/a
	532	(133)	399	387	(78)	309

Summary of movement in allowance for expected lifetime credit losses of trade and other receivables

	2021 $m	2020 $m
Movement in the allowance for expected lifetime credit losses
At 1 January	(78)	(18)
Fully provided receivables reinstated	(60)	–
Impairment loss a	(4)	(40)
System Fund impairment reversal/(loss)	6	(24)
Amounts written off	8	7
Exchange and other adjustments	(5)	(3)
At 31 December	(133)	(78)
a	The impairment loss on financial assets disclosed on the face of the Group income statement also includes a gain of $4m (2020: loss of $48m) related to trade deposits and loans.

Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region

	2021 $m	2020 $m
Americas	275	212
EMEAA	172	183
Greater China	54	43
	501	438